JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Large Cap Value Portfolio
(Class 2 Shares)

Supplement dated August 21, 2008
to the Prospectus dated May 1, 2008,
as supplemented June 30, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN INSURANCE TRUST LARGE CAP VALUE PORTFOLIO. On August 20, 2008, the Board of Trustees of the JPMorgan Insurance Trust Large Cap Value Portfolio (the “Portfolio”) approved the liquidation and dissolution of the Portfolio on August 26, 2008 (the “Liquidation Date”). As of the Liquidation Date, all references to the Portfolio in the Prospectus are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE PORTFOLIO ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMITLCV-808

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Large Cap Value Portfolio
(Class 2 Shares)

Supplement dated August 21, 2008
to the Statement of Additional
Information dated May 1, 2008,
as supplemented June 30, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN INSURANCE TRUST LARGE CAP VALUE PORTFOLIO. On August 20, 2008, the Board of Trustees of the JPMorgan Insurance Trust Large Cap Value Portfolio (the “Portfolio”) approved the liquidation and dissolution of the Portfolio on August 26, 2008 (the “Liquidation Date”). As of the Liquidation Date, all references to the Portfolio in the Statement of Additional Information are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE PORTFOLIO ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JPMITLCV-808